Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.3%
		Basic Materials: 6.2%
350,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$269,586	0.1
1,050,000	(1),(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	695,063	0.2
285,000	(1)	Cheever Escrow Issuer LLC, 7.125%, 10/01/2027	255,443	0.1
1,125,000	(1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	947,374	0.2
575,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	475,810	0.1
1,325,000	(1)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,003,866	0.2
1,225,000	(1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	985,426	0.2
1,150,000	(1)	Constellium SE, 5.625%, 06/15/2028	945,299	0.2
1,100,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	992,453	0.2
2,175,000	(1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	1,810,513	0.5
1,300,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,081,515	0.3
1,800,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,501,128	0.4
1,600,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,482,192	0.4
1,650,000	(1),(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,240,742	0.3
1,700,000	(1)	Mativ, Inc., 6.875%, 10/01/2026	1,502,205	0.4
590,000	(1)	Mineral Resources Ltd., 8.000%, 11/01/2027	566,518	0.1
1,375,000	(1)	Novelis Corp., 3.875%, 08/15/2031	1,028,569	0.3
350,000	(1)	Novelis Corp., 4.750%, 01/30/2030	287,886	0.1
1,225,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,021,209	0.3
800,000		Olin Corp., 5.000%, 02/01/2030	665,040	0.2
825,000		Olin Corp., 5.125%, 09/15/2027	747,186	0.2
1,400,000	(1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	961,758	0.2
1,475,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,175,310	0.3
1,250,000	(1),(2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	739,906	0.2
1,400,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	1,038,947	0.3
1,275,000	(1)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	832,418	0.2
			24,253,362	6.2

		Communications: 15.0%
1,200,000	(1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,006,986	0.3
1,800,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	1,145,569	0.3
1,700,000	(1)	Altice France SA/France, 5.500%, 10/15/2029	1,283,337	0.3
1,225,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,097,594	0.3
1,525,000	(2)	AMC Networks, Inc., 4.250%, 02/15/2029	1,131,040	0.3
1,650,000	(1)	Audacy Capital Corp., 6.500%, 05/01/2027	407,434	0.1
1,650,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,275,813	0.3
1,550,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,113,094	0.3
2,075,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,586,254	0.4
1,150,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	993,560	0.3
1,825,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,650,055	0.4
975,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	708,420	0.2
825,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	624,282	0.2
575,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	511,710	0.1
325,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	245,809	0.1
675,000	(1)	CommScope, Inc., 4.750%, 09/01/2029	551,846	0.1
1,375,000	(1),(2)	CommScope, Inc., 7.125%, 07/01/2028	1,064,388	0.3
1,725,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,510,914	0.4
1,875,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,278,422	0.3
675,000		CSC Holdings LLC, 5.250%, 06/01/2024	625,306	0.2
3,225,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,298,135	0.6
450,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	367,776	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,200,000	(1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	$1,037,250	0.3
1,700,000		DISH DBS Corp., 5.125%, 06/01/2029	1,001,470	0.3
500,000	(1)	DISH DBS Corp., 5.250%, 12/01/2026	410,561	0.1
775,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	587,152	0.2
860,000		DISH DBS Corp., 7.375%, 07/01/2028	580,161	0.1
1,150,000		Embarq Corp., 7.995%, 06/01/2036	577,576	0.1
1,400,000	(1)	GCI LLC, 4.750%, 10/15/2028	1,165,178	0.3
1,625,000	(1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,278,160	0.3
500,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	428,137	0.1
1,725,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,454,391	0.4
1,200,000	(1),(2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	980,184	0.3
900,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	679,007	0.2
1,440,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,197,180	0.3
1,415,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,163,554	0.3
1,475,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	1,169,260	0.3
720,000		Netflix, Inc., 5.875%, 11/15/2028	704,362	0.2
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,125,900	0.3
950,000	(4)	Paramount Global, 6.250%, 02/28/2057	819,398	0.2
1,875,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,311,731	0.3
635,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	478,853	0.1
860,000	(1)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	619,969	0.2
1,000,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	919,815	0.2
1,475,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	937,149	0.2
2,325,000		Sprint Corp., 7.125%, 06/15/2024	2,363,618	0.6
675,000		Sprint Corp., 7.625%, 03/01/2026	699,295	0.2
1,375,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,133,516	0.3
725,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	541,455	0.1
825,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	643,294	0.2
550,000	(1)	Univision Communications, Inc., 4.500%, 05/01/2029	449,754	0.1
2,250,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,128,382	0.5
1,100,000	(1),(2)	Urban One, Inc., 7.375%, 02/01/2028	936,326	0.2
1,250,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	972,263	0.2
250,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	208,503	0.1
625,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	417,022	0.1
1,150,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	921,656	0.2
2,100,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,702,512	0.4
1,200,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	928,729	0.2
2,075,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,458,760	0.4
		58,609,227		15.0

		Consumer, Cyclical: 23.9%
1,175,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	928,109	0.2
1,600,000	(1)	Academy Ltd., 6.000%, 11/15/2027	1,454,320	0.4
1,475,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,219,567	0.3
1,575,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,382,267	0.3
1,825,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,491,271	0.4
400,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	307,416	0.1
1,425,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,291,848	0.3
847,820		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	689,835	0.2
2,400,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,098,260	0.5
1,350,000	(1)	Arko Corp., 5.125%, 11/15/2029	1,055,592	0.3
810,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	686,309	0.2
325,000	(1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	260,616	0.1
775,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	606,505	0.2
1,625,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	1,341,641	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
162,000	(1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	$167,913	0.0
300,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	204,713	0.0
1,675,000	(1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,283,950	0.3
1,150,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,110,233	0.3
1,375,000	(1)	Carnival Corp., 6.000%, 05/01/2029	905,142	0.2
1,500,000	(1)	Carnival Corp., 9.875%, 08/01/2027	1,472,760	0.4
1,325,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,211,593	0.3
1,100,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	845,625	0.2
1,125,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,141,758	0.3
1,025,000	(1)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	782,167	0.2
1,400,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	1,182,874	0.3
325,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	329,062	0.1
1,925,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,466,619	0.4
1,150,000	(1)	Foot Locker, Inc., 4.000%, 10/01/2029	893,259	0.2
2,000,000		Ford Motor Co., 6.100%, 08/19/2032	1,766,600	0.4
1,800,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,495,152	0.4
2,650,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,286,605	0.6
1,500,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,337,723	0.3
1,150,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,000,517	0.3
850,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	834,492	0.2
1,400,000	(1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,024,481	0.3
1,250,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	797,452	0.2
800,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	789,880	0.2
1,075,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	861,317	0.2
1,300,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,171,423	0.3
1,575,000	(1)	Interface, Inc., 5.500%, 12/01/2028	1,348,745	0.3
2,200,000	(1)	International Game Technology PLC, 5.250%, 01/15/2029	1,953,347	0.5
1,300,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	883,532	0.2
1,550,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,202,585	0.3
1,250,000	(1)	LGI Homes, Inc., 4.000%, 07/15/2029	927,900	0.2
1,300,000	(1)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	1,146,327	0.3
1,500,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,120,440	0.3
400,000		M/I Homes, Inc., 3.950%, 02/15/2030	293,050	0.1
1,125,000		M/I Homes, Inc., 4.950%, 02/01/2028	939,375	0.2
575,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	376,792	0.1
275,000	(1),(2)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	218,068	0.1
850,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	652,660	0.2
725,000		Mattel, Inc., 5.450%, 11/01/2041	609,636	0.2
1,500,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	914,250	0.2
1,300,000	(1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,072,890	0.3
1,075,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	953,686	0.2
275,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	263,403	0.1
1,475,000	(1)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,127,932	0.3
875,000	(1)	NCL Finance Ltd., 6.125%, 03/15/2028	646,997	0.2
1,000,000	(1),(2)	Penn Entertainment, Inc., 4.125%, 07/01/2029	766,760	0.2
900,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	797,520	0.2
2,000,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,791,080	0.5
1,019,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	999,833	0.3
1,625,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,175,606	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
725,000	(1)	Royal Caribbean Cruises Ltd, 11.625%, 08/15/2027	$661,109	0.2
2,775,000	(1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,045,092	0.5
305,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	310,716	0.1
679,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	722,476	0.2
1,475,000	(1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,184,742	0.3
1,025,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	968,522	0.2
600,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	615,012	0.2
1,300,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,014,084	0.3
1,575,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,397,537	0.4
1,525,000	(1),(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,198,932	0.3
1,875,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,553,534	0.4
550,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	439,530	0.1
1,300,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,046,613	0.3
2,300,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	1,707,854	0.4
1,775,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	1,459,550	0.4
1,375,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,171,871	0.3
1,300,000	(1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,051,193	0.3
1,325,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	973,623	0.2
1,175,000	(1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	975,215	0.2
1,225,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,143,709	0.3
450,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	402,408	0.1
1,700,000	(1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,287,124	0.3
1,850,000	(1),(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,414,538	0.4
550,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	570,539	0.1
1,375,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,124,702	0.3
600,000	(1),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	509,482	0.1
1,150,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,076,814	0.3
550,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	482,251	0.1
1,450,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,108,337	0.3
675,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	595,607	0.1
			93,571,996	23.9

		Consumer, Non-cyclical: 13.7%
1,375,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,256,475	0.3
1,350,000	(1)	ACCO Brands Corp., 4.250%, 03/15/2029	1,017,657	0.3
1,745,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,452,049	0.4
1,125,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	909,186	0.2
475,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	402,505	0.1
1,200,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,109,496	0.3
600,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	388,487	0.1
665,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	593,892	0.2
1,900,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,564,319	0.4
1,600,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,343,632	0.3
1,085,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	975,803	0.3
775,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	643,124	0.2
520,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	413,111	0.1
425,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	274,711	0.1
1,050,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	394,334	0.1
1,150,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,054,377	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
625,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	$558,235	0.1
475,000		Centene Corp., 2.625%, 08/01/2031	358,971	0.1
1,800,000		Centene Corp., 4.625%, 12/15/2029	1,621,701	0.4
1,400,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,158,136	0.3
450,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	383,341	0.1
1,125,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,030,483	0.3
625,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	421,153	0.1
750,000	(1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	523,894	0.1
900,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	694,098	0.2
525,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	254,752	0.1
1,635,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	1,114,187	0.3
1,450,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	1,356,504	0.3
475,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	339,551	0.1
875,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	679,179	0.2
1,550,000		Encompass Health Corp., 4.750%, 02/01/2030	1,277,604	0.3
1,025,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	995,372	0.3
900,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	779,364	0.2
1,148,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,154,676	0.3
1,135,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	911,797	0.2
1,150,000	(1)	Medline Borrower L.P., 5.250%, 10/01/2029	870,470	0.2
1,050,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	790,661	0.2
1,475,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,231,286	0.3
850,000		New Albertsons L.P., 7.450%, 08/01/2029	834,708	0.2
800,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	785,456	0.2
1,150,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,147,815	0.3
1,500,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,231,245	0.3
1,325,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	971,581	0.2
775,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	638,216	0.2
1,550,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,417,584	0.4
1,675,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,364,942	0.3
1,625,000	(1),(2)	Select Medical Corp., 6.250%, 08/15/2026	1,530,994	0.4
1,725,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,414,086	0.4
600,000	(1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	410,211	0.1
700,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	548,977	0.1
675,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	559,875	0.1
1,900,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,667,637	0.4
1,430,000	(1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,313,634	0.3
1,100,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	935,616	0.2
1,450,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,111,171	0.3
1,450,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,329,179	0.3
385,000		United Rentals North America, Inc., 3.750%, 01/15/2032	303,051	0.1
825,000		United Rentals North America, Inc., 4.875%, 01/15/2028	758,212	0.2
275,000		United Rentals North America, Inc., 5.250%, 01/15/2030	249,271	0.1
610,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	599,767	0.2
			53,421,801	13.7

		Energy: 15.5%
2,025,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,959,390	0.5
775,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	685,821	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,000,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	$926,922	0.2
1,250,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	1,126,619	0.3
190,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	190,062	0.0
950,000		Apache Corp., 5.100%, 09/01/2040	769,082	0.2
745,000		Apache Corp., 5.250%, 02/01/2042	608,485	0.2
1,525,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,343,586	0.3
550,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	493,567	0.1
1,475,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,315,405	0.3
1,400,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,182,741	0.3
1,150,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	1,158,602	0.3
1,575,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	1,513,142	0.4
1,300,000	(1)	Chord Energy Corp., 6.375%, 06/01/2026	1,241,344	0.3
1,025,000	(1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	806,203	0.2
1,475,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,320,000	0.3
1,625,000	(1)	Comstock Resources, Inc., 5.875%, 01/15/2030	1,419,169	0.4
1,825,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	1,643,832	0.4
1,825,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,635,857	0.4
475,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	461,973	0.1
1,030,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	973,485	0.2
950,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	836,589	0.2
625,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	529,478	0.1
1,100,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	908,891	0.2
1,375,000	(1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,298,687	0.3
1,450,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,340,510	0.3
2,150,000		EnLink Midstream LLC, 5.375%, 06/01/2029	1,971,872	0.5
1,350,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,278,382	0.3
500,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	428,430	0.1
212,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	196,294	0.1
900,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	728,671	0.2
800,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	701,560	0.2
340,000	(1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	292,317	0.1
700,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	613,414	0.2
1,000,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	879,754	0.2
900,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	783,123	0.2
1,575,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,405,643	0.4
1,755,000	(1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,610,676	0.4
2,200,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,922,393	0.5
1,025,000	(2)	Murphy Oil Corp., 5.875%, 12/01/2027	960,220	0.2
1,275,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,206,717	0.3
1,315,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,075,980	0.3
590,000		Nabors Industries, Inc., 5.100%, 09/15/2023	582,616	0.2
500,000	(1)	Nabors Industries, Inc., 7.375%, 05/15/2027	462,500	0.1
725,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	601,953	0.2
1,825,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,836,361	0.5
2,500,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	2,543,488	0.7
1,150,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,233,335	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,491,000	(1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	$1,266,975	0.3
1,400,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,082,627	0.3
480,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	399,043	0.1
1,225,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,003,226	0.3
600,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	513,486	0.1
750,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	738,000	0.2
1,115,625	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,022,956	0.3
850,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	630,641	0.2
1,825,000	(1)	Weatherford International Ltd., 8.625%, 04/30/2030	1,593,497	0.4
1,800,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,479,100	0.4
			60,734,692	15.5

		Financial: 6.9%
875,000		Ally Financial, Inc., 5.750%, 11/20/2025	849,597	0.2
1,300,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,090,533	0.3
1,550,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,206,659	0.3
1,650,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,302,799	0.3
1,250,000	(1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,092,662	0.3
1,550,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,441,143	0.4
545,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	389,368	0.1
675,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	505,339	0.1
1,075,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	890,290	0.2
1,525,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,144,207	0.3
650,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	498,726	0.1
1,100,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	941,721	0.2
1,070,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	862,457	0.2
1,125,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	974,070	0.3
1,525,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,107,798	0.3
1,675,000		Navient Corp., 4.875%, 03/15/2028	1,282,875	0.3
900,000		Navient Corp., 5.000%, 03/15/2027	737,340	0.2
325,000		Navient Corp., 7.250%, 09/25/2023	324,180	0.1
575,000		OneMain Finance Corp., 4.000%, 09/15/2030	404,406	0.1
2,100,000	(2)	OneMain Finance Corp., 5.375%, 11/15/2029	1,630,913	0.4
1,325,000	(1)	PRA Group, Inc., 5.000%, 10/01/2029	1,076,188	0.3
575,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	391,457	0.1
1,550,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,119,953	0.3
1,225,000	(1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	962,325	0.2
1,775,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,410,029	0.4
625,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	398,019	0.1
1,075,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	722,759	0.2
1,350,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,106,966	0.3
1,315,000	(1)	XHR L.P., 4.875%, 06/01/2029	1,086,874	0.3
			26,951,653	6.9

		Industrial: 8.3%
1,750,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,201,777	0.3
1,575,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,423,351	0.4
1,150,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	979,208	0.2
1,750,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,510,197	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,830,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	$1,551,849	0.4
1,625,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,302,299	0.3
1,525,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,274,130	0.3
775,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	647,652	0.2
550,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	408,031	0.1
675,000	(1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	514,512	0.1
1,300,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	974,766	0.2
1,425,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,147,381	0.3
1,275,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,204,292	0.3
1,600,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	1,353,632	0.3
750,000	(1),(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	606,064	0.2
1,475,000	(1)	Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC, 6.000%, 09/15/2028	1,176,740	0.3
1,050,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	941,656	0.2
1,725,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,458,297	0.4
1,725,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,418,236	0.4
1,075,000	(1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	908,096	0.2
1,300,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,132,118	0.3
1,350,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,066,257	0.3
1,500,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,058,100	0.3
825,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	633,113	0.2
1,300,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,272,336	0.3
1,000,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	881,245	0.2
875,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	839,872	0.2
900,000		TransDigm, Inc., 4.625%, 01/15/2029	726,764	0.2
825,000		TransDigm, Inc., 5.500%, 11/15/2027	719,371	0.2
1,125,000		TransDigm, Inc., 6.375%, 06/15/2026	1,064,202	0.3
1,250,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,011,974	0.3
			32,407,518	8.3

		Technology: 2.8%
505,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	374,826	0.1
1,650,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,352,125	0.3
1,150,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	978,365	0.2
665,000	(1)	Entegris Escrow Corp., 6.950%, 06/15/2030	608,435	0.2
2,100,000	(1)	NCR Corp., 5.125%, 04/15/2029	1,579,284	0.4
350,000	(1)	Open Text Corp., 3.875%, 02/15/2028	289,935	0.1
575,000	(1)	Open Text Corp., 3.875%, 12/01/2029	443,745	0.1
1,150,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	920,345	0.2
1,300,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,041,397	0.3
1,550,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	731,406	0.2
570,000		Seagate HDD Cayman, 4.091%, 06/01/2029	458,420	0.1
1,400,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,074,220	0.3
1,375,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	1,026,644	0.3
			10,879,147	2.8

		Utilities: 1.0%
245,000	(1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	190,360	0.0
1,150,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,025,703	0.3
1,350,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,302,608	0.3
550,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	510,865	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,125,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	$1,055,571	0.3
			4,085,107	1.0

	Total Corporate Bonds/Notes
	(Cost $436,207,685)		364,914,503	93.3

BANK LOANS: 0.7%
		Electronics/Electrical: 0.5%
1,900,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 8.615%, (US0001M + 5.500%), 09/01/2027	1,775,907	0.5

		Technology: 0.2%
936,804		Ascend Learning LLC TL B 1L, 8.383%, (US0001M + 5.750%), 12/10/2029	867,129	0.2

	Total Bank Loans
	(Cost $2,814,260)		2,643,036	0.7

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
350,000		DISH Network Corp., 3.375%, 08/15/2026	241,675	0.1

		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,523	0.0

	Total Convertible Bonds/Notes
	(Cost $797,904)		243,198	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.4%
		Consumer Discretionary: –%
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.4%
72,000	(6),(7)	Southeastern Grocers, Inc.	1,548,000	0.4

		Energy: 0.0%
2	(7)	Amplify Energy Corp.	13	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,106	0.0

		Health Care: 0.0%
26	(7)	Option Care Health, Inc.	818	0.0

		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	2	0.0

	Total Common Stock
	(Cost $517,977)		1,553,926	0.4

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	$–	–

	Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
		Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $440,337,826)		369,354,663	94.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
		Commercial Paper: 3.8%
575,000		Consolidated Edison Co., 3.590%, 11/03/2022	573,082	0.1
4,400,000		Dominion Resources, Inc., 3.530%, 10/24/2022	4,389,807	1.1
2,600,000		Duke Energy Corp., 3.350%, 10/03/2022	2,599,285	0.7
1,900,000		Parker Hannifin Corp., 3.260%, 10/06/2022	1,898,981	0.5
3,000,000		Parker Hannifin Corp., 3.380%, 11/02/2022	2,990,851	0.8
1,400,000		Sherwin-Williams Co., 3.210%, 10/04/2022	1,399,508	0.3
1,100,000		Virginia Electric and Power Co., 3.240%, 10/19/2022	1,098,145	0.3

	Total Commercial Paper
	(Cost $14,951,368)		14,949,659	3.8

		Repurchase Agreements: 4.1%
2,415,361	(10)	Bank of Montreal, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $2,415,966, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $2,463,668, due 08/01/36-09/01/52)	2,415,361	0.6

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
3,566,795	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $3,567,689, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,638,131, due 11/01/22-08/20/72)	$3,566,795	0.9
3,744,726	(10)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $3,745,665, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $3,819,621, due 09/01/28-09/01/52)	3,744,726	0.9
3,744,726	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $3,745,662, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $3,819,621, due 08/15/25-08/20/52)	3,744,726	1.0
2,615,881	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $2,616,535, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,668,263, due 10/15/24-02/15/51)	2,615,881	0.7

	Total Repurchase Agreements
	(Cost $16,087,489)		16,087,489	4.1

	Total Short-Term Investments
	(Cost $31,038,857)		31,037,148	7.9

	Total Investments in Securities (Cost $471,376,683)		$400,391,811	102.4
	Liabilities in Excess of Other Assets		(9,465,401)	(2.4)
	Net Assets		$390,926,410	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(5)	Defaulted security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Consumer Staples	–	–	1,548,000	1,548,000
Energy	13	–	5,093	5,106
Health Care	818	–	–	818
Information Technology	2	–	–	2
Total Common Stock	833	–	1,553,093	1,553,926
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	364,914,503	–	364,914,503
Convertible Bonds/Notes	–	243,198	–	243,198
Other	–	–	–	–
Bank Loans	–	2,643,036	–	2,643,036
Short-Term Investments	–	31,037,148	–	31,037,148
Total Investments, at fair value	$833	$398,837,885	$1,553,093	$400,391,811

At September 30, 2022, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$–	$–
		$–	$–

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $471,660,342.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,913,375
Gross Unrealized Depreciation	(73,181,906)

Net Unrealized Depreciation	$(71,268,531)